ERIC M. HELLIGE

Partner

DIRECT TEL: 212-326-0846

DIRECT FAX: 212-326-0806

ehellige@pryorcashman.com

August 14, 2018

CONFIDENTIAL

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Greenlane Holdings, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Greenlane Holdings, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) to the staff of the Securities and Exchange Commission (the “Commission”) for non-public review pursuant to the Division of Corporate Finance (the “Division”) procedures for draft registration statement processing announced on June 29, 2017. The Registration Statement submitted herewith relates to the proposed initial public offering of the Company’s Class A common stock.

The Company confirms its agreement with the public filing guidelines in the Division’s June 29, 2017 announcement and undertakes to publicly file with the Commission the Registration Statement and all amendments thereto at least 15 days before the date on which the Company commences its road show.

Any questions or notifications with respect to this letter should be directed to the undersigned at (212) 326-0846.

Very truly yours,

/s/ Eric M. Hellige
Eric M. Hellige

cc:	Aaron LoCascio
Greenlane Holdings, Inc.

Larry W. Nishnick, Esq.
DLA Piper LLP (US)